Accrued Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accrued Compensation [Abstract]
Accrued Compensation

3. Accrued Compensation

Accrued compensation consists of the following:

	March 31, 2013	December 31, 2012

Accrued wages	$36,053	$17,046
Accrued vacation	78,762	70,846

Total accrued compensation	$114,815	$87,892

In March 2013, certain of the Company’s executives made the decision to defer cash payment of 60% of their salaries until additional funding has been obtained.

4. Accrued Compensation

Accrued compensation consists of the following as of December 31:

	As of December 31,
	2012	2011
Accrued wages	$17,046	$126,050
Accrued vacation	70,846	51,351

Total accrued compensation	$87,892	$177,401

As of December 31, 2011, $108,650 of the total accrued wages was for compensation due to executives upon the one-year anniversary of the reverse merger. The bonuses and respective taxes were paid in full in October 2012. No such liability existed for the year ended December 31, 2012.